Share capital (Details Narrative)								1 Months Ended	12 Months Ended
	Nov. 17, 2022 $ / shares shares	Sep. 19, 2022 CAD ($) $ / shares shares	Jul. 25, 2022 CAD ($) $ / shares shares	Apr. 20, 2022 $ / shares shares	Apr. 13, 2021 $ / shares shares	Feb. 10, 2021 CAD ($) shares	Jan. 20, 2021 $ / shares shares	Jun. 30, 2021 CAD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 14, 2022 shares	Jun. 02, 2022 shares	Feb. 28, 2022 shares	Feb. 14, 2022 shares	Sep. 03, 2021 shares	Aug. 30, 2021 shares	Jun. 30, 2021 USD ($)	Jun. 21, 2021 shares	May 04, 2021 shares
IfrsStatementLineItems [Line Items]
Gross Proceeds | $						$ 42,452,250		$ 60,137,755	$ 289,034	$ 784,431
Exercise stock options									760,938	363,176
Amounts payable, related party transactions | $		$ 1,757,396	$ 800,000						$ 45,538
Fair value contributed surplus to share capital | $									2,527,504	$ 927,292
Common shares issued		790,633	307,692								42,838
Gain on settlement of accounts payable | $		$ 492,383	$ 95,386						(587,769)
Share price | $ / shares	$ 0.81	$ 1.60	$ 2.29	$ 2.75	$ 8.73		$ 6.10
Legal and advisory costs | $		$ 288,679
consulting fees | $		$ 203,704							475,916	$ 938,940
Common share issued										2,835,289
Share issued for laibility payment							429,354
Gross proceed from shres						7,383,000		8,600,000
Share issue related cost | $						$ 2,704,571		$ 4,739,096	$ (179,374)	$ 173,567
U s d [member]
IfrsStatementLineItems [Line Items]
Gross Proceeds | $																	$ 49,450,000
Share unit plan [member]
IfrsStatementLineItems [Line Items]
Restricted share units	437,636			1,922,877	1,242,577		1,251,162				42,838
Outplyed spa [member]
IfrsStatementLineItems [Line Items]
Common shares issued														35,770
Game knot [member]
IfrsStatementLineItems [Line Items]
Common shares issued													111,267
Vedatis [member]
IfrsStatementLineItems [Line Items]
Common shares issued												348,852
Addicting games [member]
IfrsStatementLineItems [Line Items]
Common shares issued												4,319,996
Outplayed [member]
IfrsStatementLineItems [Line Items]
Common shares issued												11,499,988
Vesatis s p a [member]
IfrsStatementLineItems [Line Items]
Common shares issued																			226,563
Tabwire e p a [member]
IfrsStatementLineItems [Line Items]
Common shares issued																		790,094
Game knot e p a [member]
IfrsStatementLineItems [Line Items]
Common shares issued																165,425
Addicting game s p a [member]
IfrsStatementLineItems [Line Items]
Common shares issued															2,661,164
Outplyed ma [member]
IfrsStatementLineItems [Line Items]
Common shares issued										5,164,223